Investigations, Claims and Litigation Investigations, Claims and Litigation (Details) € in Millions, BRL in Millions, $ in Millions	2 Months Ended	12 Months Ended	27 Months Ended		29 Months Ended		31 Months Ended
	Sep. 30, 2013 Defendant	Dec. 31, 2007 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 BRL	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	May. 04, 2012 USD ($)
Loss Contingencies [Line Items]
Receivables, unpaid long-term contracts			$ 2,841		$ 2,841		$ 2,841	$ 2,806
United States Postal Service [Member]
Loss Contingencies [Line Items]
Claims asserted, range of possible loss, maximum			410		410		410
United States Postal Service [Member] | Unpaid Portions of Contract Price and Direct Costs Incurred [Member]
Loss Contingencies [Line Items]
Receivables, unpaid long-term contracts									$ 63
United States Postal Service [Member] | Acts and Omissions with Adverse Affects on Performance and Obligations [Member]
Loss Contingencies [Line Items]
Gain Contingency, Unrecorded Amount									$ 115
Solystic Matter [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value					28	BRL 111
Counterclaim			$ 34	€ 31
United States Postal Service [Member]
Loss Contingencies [Line Items]
Contract award		$ 875
United States Postal Service [Member] | False Claims Act [Member] | Threatened Litigation [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value							$ 179
Solystic Matter [Member] | Solystic Matter [Member]
Loss Contingencies [Line Items]
Loss Contingency, Number of Defendants | Defendant	2
Initial Claim [Member] | Solystic Matter [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value					23	89
Incremental claim [Member] | Solystic Matter [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value					$ 6	BRL 22